General and administrative costs	9 Months Ended
Sep. 30, 2023
General and administrative costs
General and administrative costs

16. General and administrative costs

General and administrative costs amount to € 11,486,000 for the nine month period ended September 30, 2023 (nine month period ended September 30, 2022: € 15,679,000).